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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

         /s/ John M. Stein           Cincinnati, Ohio     May 3, 2001
         ------------------------    ----------------     -----------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             -0-
                                            --------
Form 13F Information Table Entry Total:        68
                                            --------
Form 13F Information Table Value Total:     $120,271
                                            --------
                                            (thousands)
List of Other Included Managers:  None








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

Column 1                         Column 2  Column 3   Column 4       Column 5         Column 6    Column 7            Column 8
                                 Title                FMV                  SH\  PUT\  Investment  Oth
Name of Issuer                   of Class  CUSIP      (000's)       Shares PRN  CALL  Di          Mgrs      Sole      Shared   None
American International Group     Common    026874107  $   1,208     15,000 SH         Sole                    15,000    -         -
BancFirst Corp                   Common    05945F103  $     615     35,000 SH         Sole                    35,000    -         -
Capital One Financial            Common    14040H105  $   2,220     40,000 SH         Sole                    40,000    -         -
Century Bancorp                  Common    156433104  $     766     40,600 SH         Sole                    40,600    -         -
Commonwealth Bancorp             Common    20268X102  $     496     30,071 SH         Sole                    30,071    -         -
Dime Bancorp (Warrants)          Warrants  25429Q110  $      49    210,000 SH         Sole                   210,000    -         -
E Trade Group Inc.               Common    269246104  $     698    100,000 SH         Sole                   100,000    -         -
Efunds Corp                      Common    2822R101   $   1,155     60,000 SH         Sole                    60,000    -         -
Fifth Third Bancorp              Common    316773100  $   1,069     20,000 SH         Sole                    20,000    -         -
Financial Industries Corp        Common    317574101  $   1,303     99,990 SH         Sole                    99,990    -         -
First Citizens Bancshares Inc    Common    31946M103  $   3,982     38,850 SH         Sole                    38,850    -         -
First Republic Bank              Common    336158100  $   1,323     60,150 SH         Sole                    60,150    -         -
Fiserv                           Common    337738108  $   1,123     25,000 SH         Sole                    25,000    -         -
Global Payments                  Common    37940X102  $   1,850    100,000 SH         Sole                   100,000    -         -
Golden State Bancorp (Warrants)  Warrants  381197136  $      53     40,000 SH         Sole                    40,000    -         -
Hawthorne Financial Corp.        Common    420542102  $   4,358    256,354 SH         Sole                   256,354    -         -
Intercontinental Life Corp       Common    458593100  $     959     79,950 SH         Sole                    79,950    -         -
Intuit                           Common    461202103  $     416     15,000 SH         Sole                    15,000    -         -
LandAmerica Financial            Common    514936103  $   1,548     43,500 SH         Sole                    43,500    -         -
Lehman Brothers                  Common    524908100  $     815     13,000 SH         Sole                    13,000    -         -
Local Financial Corp             Common    539553107  $  23,374  1,842,300 SH         Sole                 1,842,300    -         -
Massbank Corp                    Common    576152402  $     660     20,000 SH         Sole                    20,000    -         -
Matrix Bancorp Inc.              Common    576819106  $   3,709    412,141 SH         Sole                   412,141    -         -
Mellon Financial                 Common    58551A108  $   1,216     30,000 SH         Sole                    30,000    -         -
Metrocorp Bancshares Inc.        Common    591650106  $   3,363    307,500 SH         Sole                   307,500    -         -
Peoples Bancorp                  Common    709789101  $     185     10,000 SH         Sole                    10,000    -         -
SEI Investments                  Common    784117103  $     936     30,000 SH         Sole                    30,000    -         -
Silicon Valley Bancshares        Common    827064106  $   3,755    159,800 SH         Sole                   159,800    -         -
Southwest Bancorp of Texas       Common    84476R109  $   1,035     33,000 SH         Sole                    33,000    -         -
State Street Corp                Common    857477103  $     934     10,000 SH         Sole                    10,000    -         -
Sterling Financial  Corp-Wash    Common    859319105  $   3,916    308,623 SH         Sole                   308,623    -         -
Stillwell Financial Inc.         Common    860831106  $   1,609     60,000 SH         Sole                    60,000    -         -
Tucker Anthony Sutro             Common    898647102  $     569     30,000 SH         Sole                    30,000    -         -
Zions Bancorporation             Common    989701107  $   1,042     20,000 SH         Sole                    20,000    -         -
Abbott Labs                      Common    002814100  $   1,057     22,400 SH         Sole                    22,400    -         -
Abercrombie & Fitch Co Cl A      Common    002896207  $      92      2,802 SH         Sole                     2,802    -         -
Argonaut Group Incorporated      Common    040157109  $     164     10,300 SH         Sole                    10,300    -         -
Bank One Corporation             Common    06423A103  $   1,476     40,793 SH         Sole                    40,793    -         -
Bristol-Meyers Squibb Corp       Common    110122108  $     570      9,600 SH         Sole                     9,600    -         -
Broadwing                        Common    111620100  $     318     16,600 SH         Sole                    16,600    -         -
Charter One Financial Inc.       Common    160903100  $   1,540     54,425 SH         Sole                    54,425    -         -

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

Cinergy Corporation              Common    172474108  $     482     14,400 SH         Sole                    14,400    -         -
Citigroup                        Common    172967101  $     207      4,613 SH         Sole                     4,613    -         -
Convergys Corp.                  Common    212485106  $     599     16,600 SH         Sole                    16,600    -         -
Eli Lilly & Company              Common    532457108  $   3,272     42,680 SH         Sole                    42,680    -         -
Fifth Third Bancorp              Common    3316773100 $   2,056     38,475 SH         Sole                    38,475    -         -
First Indiana Company            Common    32054R108  $   1,578     60,108 SH         Sole                    60,108    -         -
Ford Motor Company               Common    345370100  $     590     20,978 SH         Sole                    20,978    -         -
General Mills Incorporated       Common    370334104  $   1,290     30,000 SH         Sole                    30,000    -         -
Huntington Bancshares, Inc.      Common    446150104  $   1,482    104,023 SH         Sole                   104,023    -         -
Herman Miller Inc.               Common    600544100  $     435     18,829 SH         Sole                    18,829    -         -
Keycorp                          Common    493267108  $     671     26,000 SH         Sole                    26,000    -         -
Office Depot Incorporated        Common    676220106  $     328     37,500 SH         Sole                    37,500    -         -
PNC Bank Corporation             Common    693475105  $   1,626     24,000 SH         Sole                    24,000    -         -
Sears, Roebuck & Company         Common    812387108  $     434     12,300 SH         Sole                    12,300    -         -
Too, Inc.                        Common    890333107  $     275     14,642 SH         Sole                    14,642    -         -
The Limited  Incorporated        Common    532716107  $   3,223    205,000 SH         Sole                   205,000    -         -
US Bancorp                       Common    902973304  $   1,740     75,000 SH         Sole                    75,000    -         -
Unitrin Incorporated             Common    913275103  $     994     27,316 SH         Sole                    27,316    -         -
Ventas Inc.                      Common    92276F100  $     476     56,000 SH         Sole                    56,000    -         -
Visteon Corp                     Common    92839U107  $      24      1,571 SH         Sole                     1,571    -         -
X-Rite Inc.                      Common    983857103  $   1,177    120,000 SH         Sole                   120,000    -         -
East West Bancorp                Common    27579R104  $   2,406    125,000 SH         Sole                   125,000    -         -
First State Bancorporation       Common    336453105  $   3,672    235,000 SH         Sole                   235,000    -         -
Online Resources & Com. Corp.    Common    68273G101  $      18     10,000 SH         Sole                    10,000    -         -
Providian Financial (Notes)      Notes     74406AAB8  $   4,524     11,000 SH         Sole                    11,000    -         -
Superior Financial Corp          Common    868161100  $   7,186    547,500 SH         Sole                   547,500    -         -
UCBH Holdings, Inc.              Common    90262T308  $   1,981     40,687 SH         Sole                    40,687    -         -